Note 13 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
Income tax benefit at statutory rate resulting from net operating Loss carry-forward	(35%)
Deferred income tax valuation allowance	35%
Actual tax rate	0%